Fair value measurement - Contingent consideration, Contingent copper consideration, continuity schedule (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Continuity schedule
Balance, end of period	$ 209,314
Contingent copper consideration
Continuity schedule
Balance, beginning of period	0
Initial recognition	81,000
Change in fair value	3,200
Balance, end of period	$ 84,200